Financial Instruments - Valuation Approach Applied to Each Class of Security (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash	$ 1,470	$ 1,470	$ 1,191
Adjusted Cost	5,488	5,488	46,527
Unrealized Gains	193	193	1,011
Unrealized Losses	0	0	0
Fair Value	5,681	5,681	47,538
Cash and Cash Equivalents	1,470	1,470	43,520
Long-Term Investments and Other Assets, net	4,211	4,211	4,018
Cost method investments	600	600	400
Unrealized gain (loss) during period	(400)	200
Accumulated other comprehensive income	1,200	1,200	1,000
Privately Held Company | Convertible Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost method investments	3,000	3,000
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost	4,018	4,018	45,336
Unrealized Gains	193	193	1,011
Unrealized Losses	0	0	0
Fair Value	4,211	4,211	46,347
Cash and Cash Equivalents	0	0	42,329
Long-Term Investments and Other Assets, net	4,211	4,211	4,018
Money market funds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost			42,329
Unrealized Gains			0
Unrealized Losses			0
Fair Value	0	0	42,329
Cash and Cash Equivalents			42,329
Long-Term Investments and Other Assets, net			0
Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	4,211	4,211	4,018
Corporate securities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted Cost	4,018	4,018	3,007
Unrealized Gains	193	193	1,011
Unrealized Losses	0	0	0
Fair Value	4,211	4,211	4,018
Cash and Cash Equivalents	0	0	0
Long-Term Investments and Other Assets, net	$ 4,211	$ 4,211	$ 4,018